Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
MUNICIPAL BONDS — 99.0%
North Carolina
— 99.0%
$ 4,190,000
Alamance County, NC, School
Improvements G.O., 5.000%, 5/1/27 ... $ 4,597,184
1,000,000
Broad River Water Authority, Water System
Refunding Revenue, 5.000%, 6/1/24 ... 1,027,770
1,390,000
Brunswick County, NC, School
Improvements G.O., 5.000%, 8/1/28 ... 1,565,557
1,500,000
Brunswick County, NC, School
Improvements G.O., 5.000%, 8/1/29 ... 1,720,095
1,025,000
Buncombe County Metropolitan Sewerage
District, Sewer Improvements Revenue,
Callable 7/1/24 @ 100, 5.000%, 7/1/39 . 1,053,382
1,475,000
Buncombe County, NC, Advance
Refunding Revenue Limited Obligation,
Callable 6/1/25 @ 100, 5.000%, 6/1/28 . 1,556,936
3,550,000
Buncombe County, NC, Refunding
Revenue Bonds, Series A, Callable
6/1/24 @ 100, 5.000%, 6/1/28 ....... 3,649,081
1,100,000
Cabarrus County, NC, Refunding Revenue
Bonds, Series A, 5.000%, 6/1/31 ..... 1,287,715
1,010,000
Cape Fear Public Utility Authority,
Advance Refunding Revenue Bonds,
5.000%, 8/1/25 .................. 1,070,216
1,000,000
Charlotte, NC, Charlotte Douglas
International Airport Refunding
Revenue, Callable 7/1/24 @ 100,
5.000%, 7/1/31 .................. 1,027,490
1,040,000
Charlotte, NC, Convention Facility,
Refunding Revenue, Certification of
Participation, Callable 6/1/29 @ 100,
5.000%, 6/1/30 .................. 1,178,154
1,000,000
Charlotte, NC, Convention Facility,
Refunding Revenue, Certification of
Participation, Callable 6/1/29 @ 100,
5.000%, 6/1/31 .................. 1,131,600
1,000,000
Charlotte, NC, Convention Facility,
Refunding Revenue, Certification of
Participation, Callable 6/1/29 @ 100,
5.000%, 6/1/32 .................. 1,126,040
3,195,000
Charlotte, NC, Current Refunding G.O.,
Series A, 5.000%, 6/1/29 ........... 3,653,131
2,000,000
Charlotte, NC, Current Refunding G.O.,
Series A, Callable 6/1/29 @ 100,
5.000%, 6/1/34 .................. 2,262,740
2,000,000
Charlotte, NC, Public Facilities, Certificate
of Participation, Series B, Callable
12/1/31 @ 100, 5.000%, 12/1/32 ..... 2,347,480
2,275,000
Charlotte, NC, Recreational Facilities
Improvements Revenue, Callable 12/1/28
@ 100, 5.000%, 12/1/33 ........... 2,534,441
1,520,000
Charlotte, NC, Recreational Facilities
Improvements Revenue, Callable 12/1/28
@ 100, 5.000%, 12/1/34 ........... 1,683,598
Principal
Amount Fair Value
MUNICIPAL BONDS — (continued)
North Carolina
— (continued)
$ 3,000,000
Charlotte, NC, Water & Sewer
System  Refunding Revenue, Callable
7/1/28 @ 100, 5.000%, 7/1/36 ....... $ 3,313,590
1,000,000
Charlotte, NC, Water & Sewer System
Revenue, Current Refunding Revenue
Bonds, 5.000%, 7/1/29 ............ 1,145,080
2,650,000
Charlotte, NC, Water & Sewer System
Revenue, Refunding Revenue Bonds,
Series A, Callable 7/1/32 @ 100,
5.000%, 7/1/39 .................. 3,038,702
2,035,000
Chatham County, NC, Refunding Revenue
(County Guaranteed), 5.000%, 12/1/28 . 2,199,123
1,225,000
East Carolina University, University &
College Improvements Revenue, Series
A, Callable 4/1/26 @ 100, 5.000%,
10/1/27 ....................... 1,301,967
1,000,000
Elizabeth City State University, Board of
Governors of NC, Advance Refunding
Revenue Bonds, Callable 4/1/29 @ 100
(AGM), 5.000%, 4/1/40 ............ 1,054,370
1,750,000
Fayetteville, NC, Public Works
Commission, Electric Light & Power
Improvements Revenue, Callable 3/1/24
@ 100, 4.000%, 3/1/27 ............ 1,775,568
1,690,000
Fayetteville, NC, Public Works
Commission, Multi-Utility Improvements
Revenue, Callable 3/1/28 @ 100,
5.000%, 3/1/29 .................. 1,877,032
3,000,000
Forsyth County, NC, School Improvements
G.O., Series B, 4.000%, 3/1/29 ....... 3,234,420
3,000,000
Forsyth County NC, Public Improvements,
G.O., Series B, Callable 3/1/29 @ 100,
5.000%, 3/1/31 .................. 3,409,740
2,200,000
Forsyth County NC, Refunding Revenue,
G.O., 5.000%, 7/1/26 .............. 2,379,498
1,500,000
Gaston County, NC, Current Refunding
G.O., 5.000%, 2/1/29 .............. 1,695,075
2,000,000
Greensboro, NC, Recreational Facility
Improvements G.O., Series B, Callable
4/1/32 @ 100, 5.000%, 4/1/40 ....... 2,274,700
1,675,000
Guilford County, NC, Advance Refunding,
G.O., Series A, Callable 2/1/26 @ 100,
5.000%, 2/1/28 .................. 1,795,449
2,075,000
High Point, NC, Combined Water & Sewer
System, Advance Refunding Revenue
Bonds, 5.000%, 11/1/26 ........... 2,258,679
3,000,000
Mecklenburg County, NC, Advance
Refunding G.O., Series A, 5.000%,
12/1/27 ....................... 3,335,250
1,195,000
Monroe, NC, Advance Refunding Revenue
Bonds, Callable 3/1/26 @ 100, 5.000%,
3/1/29 ........................ 1,277,359
1,465,000
Moore County, Advance Refunding
Revenue, G.O., 5.000%, 6/1/28 ...... 1,636,273

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)
December 31, 2022 (Unaudited)
Continued
Principal
Amount Fair Value
MUNICIPAL BONDS — (continued)
North Carolina
— (continued)
$ 1,000,000
North Carolina Agricultural & Technical
State University, Series A, Refunding
Revenue, Callable 10/1/25 @ 100,
5.000%, 10/1/32 ................. $ 1,045,810
1,215,000
North Carolina Agricultural & Technical
State University, Series A, Refunding
Revenue, Callable 10/1/25 @ 100,
5.000%, 10/1/34 ................. 1,268,387
840,000
North Carolina Capital Facilities Finance
Agency, Meredith College Project,
Refunding Revenue, 5.000%, 6/1/24 ... 860,521
750,000
North Carolina Capital Facilities Finance
Agency, Meredith College Project,
Refunding Revenue, 5.000%, 6/1/25 ... 780,630
1,045,000
North Carolina Capital Facilities Finance
Agency, The Arc of North Carolina
Project, Refunding Revenue (Housing
and Urban Development, Section 8),
5.000%, 10/1/25 ................. 1,072,316
1,750,000
North Carolina Capital Facilities Finance
Agency, The Arc of North Carolina
Project, Refunding Revenue, Callable
10/1/27 @ 100 (Housing and Urban
Development, Section 8), 5.000%,
10/1/34 ....................... 1,779,382
1,205,000
North Carolina Central University,
University & College Improvements,
Revenue Bonds, Callable 4/1/29 @ 100,
5.000%, 4/1/33 .................. 1,308,268
1,000,000
North Carolina Central University,
University & College Improvements,
Revenue Bonds, Callable 4/1/29 @ 100,
5.000%, 4/1/37 .................. 1,054,050
2,000,000
North Carolina Medical Care Commission,
Advance Refunding Revenue Bonds,
Vidant Health, Callable 6/1/25 @ 100,
5.000%, 6/1/40 .................. 2,021,780
1,500,000
North Carolina Medical Care Commission,
Health, Hospital and Nursinghome
Improvements, Revenue Bonds, Series A,
Callable 1/1/30 @ 100, 5.000%, 7/1/32 . 1,651,365
1,000,000
North Carolina Municipal Power Agency
No. 1, Advance Refunding Revenue
Bonds, Series A, Callable 7/1/26 @ 100,
5.000%, 1/1/29 .................. 1,069,740
3,100,000
North Carolina State, Advance Refunding
Revenue Bonds, Series B, Callable
5/1/27 @ 100, 5.000%, 5/1/28 ....... 3,397,879
4,385,000
North Carolina State, Advance Refunding
Revenue Bonds, Series B, Callable
5/1/27 @ 100, 5.000%, 5/1/30(a) ..... 4,804,118
Principal
Amount Fair Value
MUNICIPAL BONDS — (continued)
North Carolina
— (continued)
$ 2,500,000
North Carolina State, Build North Carolina
Bonds, Highway Improvements Revenue
Bonds, Series A, Callable 5/1/29 @ 100,
5.000%, 5/1/31 .................. $ 2,838,000
5,000,000
North Carolina State, Highway
Improvements Revenue Bonds, Series N,
Callable 3/1/31 @ 100, 4.000%, 3/1/34 . 5,273,900
2,645,000
North Carolina State, Refunding Revenue
G.O., Series B, 5.000%, 6/1/25 ....... 2,793,305
1,250,000
North Carolina Turnpike Authority, Senior
Lien, Advance Refunding Revenue
(AGM), 5.000%, 1/1/26 ............ 1,322,850
1,500,000
North Carolina Turnpike Authority, Senior
Lien, Advance Refunding Revenue
(AGM), 5.000%, 1/1/27 ............ 1,611,705
2,100,000
North Carolina Turnpike Authority, Senior
Lien, Advance Refunding Revenue,
Callable 1/1/27 @ 100 (AGM), 5.000%,
1/1/28 ........................ 2,247,693
1,060,000
Pitt County, NC, Advance Refunding
Revenue Bonds, Series B, Callable
10/1/26 @ 100, 5.000%, 4/1/30 ...... 1,146,348
1,000,000
Raleigh, NC, Refunding Revenue, Callable
2/1/26 @ 100, 5.000%, 2/1/27 ....... 1,070,570
1,985,000
Sampson County, NC, Refunding Revenue,
Callable 12/1/25 @ 100, 5.000%,
12/1/26(a) ..................... 2,100,090
1,025,000
Surry County, NC, School Improvements,
Revenue Bonds, Callable 6/1/29 @ 100,
4.000%, 6/1/35 .................. 1,053,341
720,000
Surry County, NC, School Improvements,
Revenue Bonds, Callable 6/1/29 @ 100,
5.000%, 6/1/30 .................. 811,138
1,010,000
Town of Holly Springs, NC, Public
Improvements Revenue, Callable 10/1/24
@ 100, 5.000%, 10/1/27 ........... 1,050,955
870,000
Town of Oak Island, NC, Combined
Enterprise System, Advance Refunding
Revenue (AGM), 5.000%, 6/1/25 ..... 913,369
1,030,000
Union County, NC, Public Improvements
Bonds G.O., Callable 3/1/32 @ 100,
5.000%, 3/1/34 .................. 1,218,274
1,500,000
University of North Carolina at Chapel
Hill, Current Refunding Revenue Bonds,
Series B, Callable 12/1/31 @ 100,
5.000%, 12/1/36 ................. 1,732,125
1,695,000
University of North Carolina at
Greensboro, University & College
Improvements Revenue, Callable 4/1/24
@ 100, 5.000%, 4/1/28 ............ 1,729,934

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)
December 31, 2022 (Unaudited)
Continued
Principal
Amount Fair Value
MUNICIPAL BONDS — (continued)
North Carolina
— (continued)
$ 410,000
University of North Carolina System,
Asheville/Wilmington, Refunding
Revenue, Series C, Callable 2/2/23
@ 100 (Assured Guaranty), 5.250%,
10/1/24 ....................... $ 410,558
1,985,000
Wake County, NC, Advance Refunding
Revenue Bonds, Series A, Callable
12/1/26 @ 100, 5.000%, 12/1/28 ..... 2,160,474
1,585,000
Wake County, NC, Public Improvements,
G.O., Series A, Callable 3/1/28 @ 100,
5.000%, 3/1/30 .................. 1,770,318
1,725,000
Wake County, NC, Refunding Revenue
Bonds, Series A, Callable 8/1/28 @ 100,
5.000%, 8/1/32 .................. 1,925,135
2,025,000
Wake  County, NC, Public Improvements,
G.O., Series A, Callable 3/1/29 @ 100,
5.000%, 3/1/30 .................. 2,304,187
325,000
Watauga Public Facilities Corp., School
Improvements Revenue Bonds, Callable
6/1/32 @ 100, 5.000%, 6/1/35 ....... 371,797
400,000
Watauga Public Facilities Corp., School
Improvements Revenue Bonds, Callable
6/1/32 @ 100, 5.000%, 6/1/36 ....... 453,588
375,000
Watauga Public Facilities Corp., School
Improvements Revenue Bonds, Callable
6/1/32 @ 100, 5.000%, 6/1/37 ....... 420,983
375,000
Watauga Public Facilities Corp., School
Improvements Revenue Bonds, Callable
6/1/32 @ 100, 5.000%, 6/1/38 ....... 418,185
350,000
Watauga Public Facilities Corp., School
Improvements Revenue Bonds, Callable
6/1/32 @ 100, 5.250%, 6/1/40 ....... 397,656
650,000
Watauga Public Facilities Corp., School
Improvements Revenue Bonds, Callable
6/1/32 @ 100, 5.250%, 6/1/42 ....... 729,911
2,060,000
Wilmington, NC, Public Improvements
G.O., Series A, 5.000%, 5/1/31 ....... 2,429,131
1,000,000
Winston-Salem, NC, Transit Improvements,
Refunding Revenue, Series C, Callable
6/1/24 @ 100, 5.000%, 6/1/30 ....... 1,030,710
1,875,000
Winston-Salem, NC, Water & Sewer
System, Refunding Revenue, Series
A, Callable 6/1/24 @ 100, 5.000%,
6/1/25(a) ...................... 1,936,969
Total Municipal Bonds
(Cost $142,010,555) .............. 141,261,930
Shares Fair Value
MONEY MARKET FUND — 0.5%
667,056
Federated Treasury Obligations Fund,
Institutional Shares, 4.14%(b) .......
$ 667,056
Total Money Market Fund
(Cost $667,056) ................. 667,056
Total Investments — 99.5%
(Cost $142,677,611) ........................... 141,928,986
Net Other Assets (Liabilities) — 0.5% ............... 755,206
NET ASSETS — 100.0% .......................
$ 142,684,192
(a) All or a portion of the securities are held in a separate collateral account at US Bank.
(b) Represents the current yield as of report date.
AGM Assured Guaranty Municipal Corp.
G.O. General Obligation

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital North Carolina Intermediate Tax-Free Fund
December 31, 2022 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital North Carolina Intermediate Tax-Free Fund (referred to as a “Fund”).
The Fund is a “non-diversified” fund, as defined in the 1940 Act, which means it may invest in the securities of a limited number of issuers.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2022 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital North Carolina Intermediate Tax-Free Fund — (continued)
December 31, 2022 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2022 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund does not hold any mortgage dollar rolls during the period.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
3. Concentration of Credit Risk:
The Fund invests primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital North Carolina Intermediate Tax-Free Fund . $ 667,056(a) $ 141,261,930(b) $ — $ 141,928,986
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.